SUMMARY OF OPTION ACTIVITY (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Outstanding Number of options	1,026,520
Weighted average remaining life	2 years		2 years
Outstanding Number of options	1,668,647		1,026,520
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding Number of options	1,026,520	539,760	539,760
Outstanding, beginning balance | $ / shares	$ 4.38	$ 4.74	$ 4.74
Weighted average remaining life	3 years	2 years	2 years	1 year
Outstanding, beginning balance | $	$ 0	$ 0	$ 0
Granted	842,127		560,188
Granted | $ / shares	$ 0.83		$ 4.22
Granted weighted average remaining life	4 years		3 years
Granted | $	$ 0		$ 0
Exercised	(200,000)		(73,428)
Exercised | $ / shares	$ 2.21		$ 5.81
Exercised | $	$ 0		$ 0
Outstanding Number of options	1,668,647		1,026,520	539,760
Outstanding, ending balance | $ / shares	$ 2.85		$ 4.38	$ 4.74
Outstanding, ending balance | $	$ 0		$ 0	$ 0